Supplemental Cash Flow Information - Schedule of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash		$ 467,090		$ 1,064,174
Short-term investments	[1]	15,515		13,225
Cash and cash equivalents		$ 482,605	$ 552,064	$ 1,077,399	$ 1,669,089

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.